Note 26 - Pensions	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
2 6 .	Pensions

The Group’s principal pension plan comprises the compulsory Superannuation scheme in Australia, where the Group contributes
9.5%.
A new pension scheme was also established for UK employees during the year, where the Group contributes
3%.
The pension charge for the period represents contributions payable by the Group which amounted to
$270,035
(year ended
March 31, 2019:
$756,614;
2018:
$900,483;
2017:
$196,005
).